Inventories - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Disclosure of Inventories [LineItems]
Inventories	$ 5,714,352	$ 4,745,931
G-SMATT America [member]
Disclosure of Inventories [LineItems]
Inventory write down	4,922,600
Inventories	$ 170,603	$ 0
Useful life measured as period of time biological assets at cost	2 years